JHY
Nuveen High Income 2020 Target Term Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 91.3% (81.3% of Total Investments)
	CORPORATE BONDS – 80.0% (71.2% of Total Investments)
	Airlines – 4.8%
$2,844	Air Canada, 144A	7.750%	4/15/21	BB	$2,765,790
2,000	Delta Air Lines Inc	3.400%	4/19/21	Baa3	1,821,058
2,500	United Airlines Holdings Inc	6.000%	12/01/20	BB	2,400,000
7,344	Total Airlines				6,986,848
	Banks – 10.4%
2,000	Banco del Estado de Chile, 144A	2.668%	1/08/21	A+	1,985,000
2,000	Banco del Estado de Chile, Reg S	2.668%	1/08/21	A+	1,985,000
1,900	Banco Nacional de Costa Rica, 144A	5.875%	4/25/21	B+	1,845,394
3,415	CIT Group Inc	4.125%	3/09/21	BBB-	3,363,775
4,000	Halyk Savings Bank of Kazakhstan JSC, 144A	7.250%	1/28/21	BB+	4,086,096
1,900	Turkiye Garanti Bankasi AS, 144A	6.250%	4/20/21	B+	1,871,500
15,215	Total Banks				15,136,765
	Building Products – 1.0%
2,000	Omnimax International Inc, 144A	12.000%	8/15/20	Caa1	1,412,500
	Commercial Services & Supplies – 1.9%
2,645	RR Donnelley & Sons Co	7.875%	3/15/21	B-	2,678,063
	Consumer Finance – 6.4%
1,250	Ally Financial Inc	7.500%	9/15/20	BBB-	1,259,375
2,000	Ally Financial Inc	4.250%	4/15/21	BBB-	1,953,160
2,870	Navient Corp	5.000%	10/26/20	BB	2,826,950
3,250	Springleaf Finance Corp	8.250%	12/15/20	BB-	3,250,000
9,370	Total Consumer Finance				9,289,485
	Containers & Packaging – 0.3%
450	Graphic Packaging International LLC	4.750%	4/15/21	BB+	444,510
	Diversified Financial Services – 6.9%
1,500	Barclays Bank PLC	5.140%	10/14/20	A-	1,514,507
2,000	Deutsche Bank NY	2.700%	7/13/20	BBB	1,960,739
4,500	Ford Motor Credit Co LLC	2.343%	11/02/20	BBB-	4,320,000
2,375	Park Aerospace Holdings Ltd, 144A	3.625%	3/15/21	BBB-	2,250,644
10,375	Total Diversified Financial Services				10,045,890
	Diversified Telecommunication Services – 0.2%
350	Cogent Communications Group Inc, 144A	5.625%	4/15/21	B-	344,750

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities – 1.2%
$2,000	Eskom Holdings SOC Ltd, 144A	5.750%	1/26/21	BBB+	$1,690,000
	Energy Equipment & Services – 0.2%
1,500	Pride International LLC	6.875%	8/15/20	B-	345,000
	Health Care Providers & Services – 0.2%
285	Acadia Healthcare Co Inc	6.125%	3/15/21	B-	277,875
	Hotels, Restaurants & Leisure – 2.2%
3,170	Yum! Brands Inc	3.875%	11/01/20	B+	3,122,450
	Household Durables – 5.0%
1,750	Lennar Corp	2.950%	11/29/20	BBB-	1,706,250
3,080	Lennar Corp	8.375%	1/15/21	BBB-	3,126,200
2,500	PulteGroup Inc	4.250%	3/01/21	BBB-	2,437,500
7,330	Total Household Durables				7,269,950
	Independent Power & Renewable Electricity Producers – 2.7%
4,000	AES Corp/VA	4.000%	3/15/21	BBB-	3,926,000
	Industrial Conglomerates – 1.0%
1,500	Turkiye Sise ve Cam Fabrikalari AS, 144A	4.250%	5/09/20	BB-	1,499,940
	Insurance – 0.7%
1,000	Genworth Holdings Inc	7.200%	2/15/21	B	937,500
	Internet & Direct Marketing Retail – 2.3%
3,370	Netflix Inc	5.375%	2/01/21	BB-	3,395,275
	IT Services – 1.7%
2,528	Xerox Corp	2.750%	9/01/20	BB+	2,502,720
	Media – 2.1%
3,000	DISH DBS Corp	5.125%	5/01/20	B1	2,976,705
	Metals & Mining – 5.2%
4,000	AngloGold Ashanti Holdings PLC	5.375%	4/15/20	Baa3	3,960,000
1,700	Arconic Inc	6.150%	8/15/20	BBB-	1,725,500
850	Arconic Inc	5.400%	4/15/21	BBB-	842,647
1,000	Gold Fields Orogen Holdings BVI Ltd, 144A	4.875%	10/07/20	Baa3	963,950
7,550	Total Metals & Mining				7,492,097
	Mortgage Real Estate Investment Trust – 1.9%
3,000	Starwood Property Trust Inc	3.625%	2/01/21	Ba3	2,805,300
	Oil, Gas & Consumable Fuels – 4.3%
781	Chesapeake Energy Corp	6.625%	8/15/20	CCC-	226,490

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$226	Chesapeake Energy Corp	6.875%	11/15/20	CCC-	$61,020
1,200	Navigator Holdings Ltd, Reg S, 144A	7.750%	2/10/21	N/R	1,140,048
865	NuStar Logistics LP	6.750%	2/01/21	Ba2	687,675
980	Petrobras Global Finance BV	5.375%	1/27/21	Ba2	978,314
2,250	Petroleos Mexicanos	5.500%	1/21/21	BBB	2,165,063
2,000	QEP Resources Inc	6.875%	3/01/21	BB-	1,020,000
8,302	Total Oil, Gas & Consumable Fuels				6,278,610
	Professional Services – 2.3%
3,500	Nielsen Finance LLC / Nielsen Finance Co	4.500%	10/01/20	BB	3,395,000
	Software – 0.4%
525	NortonLifeLock Inc	4.200%	9/15/20	BB-	519,096
	Specialty Retail – 5.9%
2,250	Gap Inc/The	5.950%	4/12/21	Ba1	2,049,729
3,878	L Brands Inc	6.625%	4/01/21	Ba3	3,645,320
2,990	Penske Automotive Group Inc	3.750%	8/15/20	Ba3	2,907,775
9,118	Total Specialty Retail				8,602,824
	Technology Hardware, Storage & Peripherals – 0.8%
1,125	EMC Corp	2.650%	6/01/20	BB	1,118,588
	Tobacco – 1.5%
2,500	Pyxus International Inc, 144A	8.500%	4/15/21	B2	2,225,000
	Trading Companies & Distributors – 1.2%
1,782	Aircastle Ltd	5.125%	3/15/21	BBB	1,768,842
	Wireless Telecommunication Services – 5.3%
3,735	CenturyLink Inc	5.625%	4/01/20	BB	3,735,000
4,000	Sprint Communications Inc	7.000%	8/15/20	B+	4,025,200
7,735	Total Wireless Telecommunication Services				7,760,200
$122,569	Total Corporate Bonds (cost $123,724,870)				116,247,783

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 5.3% (4.7% of Total Investments)
	Argentina – 0.1%
$210	Argentine Republic Government International Bond	6.875%	4/22/21	Caa2	$60,375
	Egypt – 2.4%
3,500	Egypt Government International Bond, 144A	5.750%	4/29/20	B+	3,482,815

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Honduras – 0.3%
$500	Honduras Government International Bond, 144A	8.750%	12/16/20	BB-	$495,005
	Nigeria – 0.8%
1,250	Nigeria Government International Bond, 144A	6.750%	1/28/21	B+	1,162,500
	Turkey – 1.7%
2,500	Turkey Government International Bond	5.625%	3/30/21	BB-	2,481,250
$7,960	Total Sovereign Debt (cost $8,030,561)				7,681,945

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 4.0% (3.6% of Total Investments)
	Capital Markets – 1.2%
$1,780	Prospect Capital Corp	4.750%	4/15/20	BBB-	$1,779,109
	Independent Power & Renewable Electricity Producers – 2.7%
1,500	Clearway Energy Inc, 144A	3.250%	6/01/20	N/R	1,461,935
2,500	NextEra Energy Partners LP, 144A	1.500%	9/15/20	N/R	2,471,055
4,000	Total Independent Power & Renewable Electricity Producers				3,932,990
	Mortgage Real Estate Investment Trust – 0.1%
150	Colony Capital Inc	3.875%	1/15/21	N/R	120,001
$5,930	Total Convertible Bonds (cost $5,823,413)				5,832,100

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 2.0% (1.8% of Total Investments)
	Banks – 2.0%
$3,000	BBVA Bancomer SA/Texas, 144A	7.250%	4/22/20	Baa3	$2,977,530
$3,000	Total $1,000 Par (or similar) Institutional Preferred (cost $3,008,398)				2,977,530
	Total Long-Term Investments (cost $140,587,242)				132,739,358

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 21.0% (18.7% of Total Investments)
	REPURCHASE AGREEMENTS – 21.0% (18.7% of Total Investments)
$30,444	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $3,455,162, collateralized by $3,245,000, U.S. Treasury Notes, 2.750%, due 4/30/23, value $3,527,594	0.000%	4/01/20	$30,443,932
	Total Short-Term Investments (cost $30,443,932)			30,443,932
	Total Investments (cost $171,031,174) – 112.3%			163,183,290
	Borrowings – (13.4)% (3), (4)			(19,500,000)
	Other Assets Less Liabilities – 1.1%			1,629,121
	Net Assets Applicable to Common Shares – 100%			$145,312,411
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$116,247,783	$ —	$116,247,783
Sovereign Debt	—	7,681,945	—	7,681,945
Convertible Bonds	—	5,832,100	—	5,832,100
$1,000 Par (or similar) Institutional Preferred	—	2,977,530	—	2,977,530
Short-Term Investments:
Repurchase Agreements	—	30,443,932	—	30,443,932
Total	$ —	$163,183,290	$ —	$163,183,290

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Borrowings as a percentage of Total Investments is 11.9%.
(4)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.